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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613

                          Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through December 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                      FUND

                                     Annual
                                     Report

                                    12/31/06

                                [LOGO] PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           2
Portfolio Management Discussion                                 4
Portfolio Summary                                               8
Prices and Distributions                                        9
Performance Update                                             10
Comparing Ongoing Fund Expenses                                15
Schedule of Investments                                        17
Financial Statements                                           26
Notes to Financial Statements                                  36
Report of Independent Registered Public Accounting Firm        46
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        47
Trustees, Officers and Service Providers                       53

                                                                      Chairman's

Dear Shareowner:
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with estimated full-year growth of GDP of 3.3%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of the year. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to raise rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year, and fell sharply towards year end. Likewise, they benefited from core inflation (which excludes energy and food items) that has eased modestly in the second half of the year, but remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.50% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006, although the pace of expansion slowed in the second half of the year. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% thus far. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Letter

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock index was very strong in early 2006, declined to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified; take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,


/s/ John F. Cogan Jr.


John F. Cogan Jr., Chairman
Pioneer Investment Management, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey discusses the performance of Pioneer Fund, as well as the investment environment over the twelve-month period ended December 31, 2006.


Q: John, how did Pioneer Fund perform during 2006?

A: Overall, Pioneer Fund did well in 2006, versus both its stock-market benchmark and its mutual-fund peer group. However, the performance was stronger on a relative basis in the first half of the year than in the second. For the year as a whole, Pioneer Fund showed a total return of 16.39% on Class A shares at net asset value. By comparison, the Standard & Poor's 500, an unmanaged index of the general stock market, rose by 15.78%, and the average of the 814 funds in the Lipper Large-Cap Core category was 13.53%. In the second half of the year, the Fund returned 11.21%, versus 12.73% for the S&P 500 and 11.68% for the 848 funds in the Lipper Large-Cap Core category.

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Despite lagging in the last six months, we were pleased with our positive results for the year, especially in view of our having been cautious about the markets as we went into the year. Corporate earnings held up surprisingly well all year, and we think that was the main reason for the good equity performance. Underlying the earnings advances was continued economic growth in the United States, accompanied by ongoing productivity improvements by American companies and historically low unemployment numbers. Other positives for the market were a fall-off in energy prices, a decline in the Federal budget deficit, robust merger-and-acquisition activity, and very good growth in many foreign countries, benefiting U.S. multinational companies. There were concerns later in the year about the changing political scene in Washington, the nerve-wracking international issues, the potential effects on consumer spending of the slowdown in housing, and some evidence of

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   inventory build-up in commodities. But when the curtain fell on the year, investors had reason to be happy.


Q: Please focus just on the last part of the year and discuss the relative underperformance.

A: The underperformance in the last six months of 2006 was primarily attributable to sluggish returns for the Fund in consumer staples, financials, and industrials. Hershey trailed its consumer staples sector after lowering its forecasts amidst problems with its Canadian business and excessive retailer inventory. Norfolk Southern, Caterpillar, and Burlington Northern, in our industrials sector, saw some profit-taking in the wake of investor concerns of a slowing economy. In the financials sector, we lost some relative performance by not owning one name, Goldman Sachs, that did extremely well in the period and by lackluster performance from one of our larger and overweighted positions, National City. At the same time, we had positive performance attribution from a number of our holdings across various sectors, including McGraw-Hill and Nordstrom in consumer cyclicals, BellSouth and AT&T in telecommunications services, and PACCAR in industrials. It is sometimes a trade-off between short and long-term results, and we do not expect that each of our holdings will perform well in each time period. In cases of near-term underperformance such as we saw in the cases mentioned, we obviously want to review the long-term investment case closely and be sure it remains intact. If we think that the current difficulties reflect more fundamental issues, of course we need to re-assess our holding of the security. In the cases of Hershey, Norfolk Southern, Caterpillar, and Burlington Northern, we decided that the merits of each outweighed the shortcomings and retained the positions.


Q: What changes did you make to the portfolio in the second half?

A: Most of our activity in the six months ended December 31, 2006, was on the sell side. We eliminated ten positions and only added four, two of which were spin-offs from existing holdings. We added Wal-Mart Stores, the well-known discount retailer. After watching the stock for several years and noting its listless share price despite rising earnings, we finally thought that the opportunities exceeded the risks. Moderating gasoline prices help its clientele of average working people and mean they may be able to do more

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06                           (continued)
--------------------------------------------------------------------------------

   shopping. We also initiated a position in Advanced Micro Devices (AMD), a semiconductor company that labored for years in the shadow of the much larger Intel. At last AMD appears to have secured some stable market share, on the back of new and highly competitive product offerings. In thinking about AMD versus Intel (which, by the way, we also own), we are heartened by the Biblical story of David and Goliath, though we would note that the story does not always play out as it did in the Bible. Otherwise, we acquired shares of Windstream, a local telephone-service provider, when our holding ALLTEL spun it out, and we likewise received stock in Idearc, a publisher of yellow-page directories, when its parent, Verizon, distributed the equity of that company.

   Among our sales were three resulting from mergers and acquisitions. Inco, the Canadian nickel miner, was acquired at a large premium over our average cost by CVRD, a Brazilian company. Freescale Semiconductor and Golden West Financial were also acquired at attractive prices relative to what we had paid. We took profits during the period in Gamestop, which was spun out by our holding Barnes & Noble in 2002. Century Tel and Lockheed Martin appeared to us fully valued, and we also parted company with Masco, Yum! Brands, Bristol-Myers Squibb, and Exelon for sundry reasons.


Q: Can you share with us your outlook for 2007?

A: We think that the year ahead will be characterized by some of the same cross-currents as we experienced in 2006. One of the debates currently is with respect to the Federal Reserve and when or whether it might reduce interest rates. The Fed has signaled its concern over inflation. At the same time, a slower economy could be helped by lower rates. We do not expect any imminent action by the Fed and do not discount the possibility that the economy will stay strong enough that the Fed does not feel the need to act, at least over the next several months. Another debate has to do with the implications for business of the new Congress in Washington, D. C., where the Democrats now control both the House of Representatives and, if very narrowly, the Senate. We shall be attentive to possible changes in tax and other policy that might alter the environment in which companies do business. Of course neither party is consistently positive or negative for companies

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   across the board, or even in individual industries, but instead each party has its own constituencies and its own agendas.

   The final and most important piece of the puzzle that is figuring out what 2007 holds in store for us is the rate of corporate earnings growth. Will the pace of earnings slow over the next few quarters, and if so, how will stocks react? An unusual feature about the bull market of the past four years, 2003-2006, has been the decline in price-to-earnings multiples as earnings have grown faster than share prices have risen. With that in mind, one could argue that the downside risk for the market is lower than it often is at this stage of a bull market, when multiples are usually comparatively high. We cannot, though, predict where the market will go, and would note that low multiples are no guarantee that prices cannot fall. So we intend to keep with our defensive posture, emphasizing companies we think have potential to do reasonably well even in a softer economy. As always, we shall devote considerable energy to our research process and learn as much as we can about companies before investing in their stocks.

   Thank you as ever for your support.


At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/06
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

U.S. Common Stocks                                      90.3%
Temporary Cash Investments                               4.4%
Depositary Receipts for International Stocks             3.3%
International Common Stocks                              2.0%

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Financials                                              16.5%
Consumer Discretionary                                  13.9%
Industrials                                             13.7%
Information Technology                                  13.7%
Health Care                                             13.6%
Consumer Staples                                        10.5%
Energy                                                   8.4%
Telecommunication Services                               4.5%
Materials                                                4.1%
Utilities                                                1.1%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

   1.  McGraw-Hill Co., Inc.      2.78%     6.   PACCAR, Inc.    1.68%
   2.  Chevron Corp.              2.50      7.   Walgreen Co.    1.66
   3.  Norfolk Southern Corp.     2.07      8.   Target Corp.    1.66
   4.  BellSouth Corp.            1.83      9.   Deere & Co.     1.62
   5.  John Wiley & Sons, Inc.    1.70     10.   AT&T Corp.      1.61

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class     12/31/06   12/31/05
-------    --------  ---------
    A       $48.10    $44.21
    B       $46.98    $43.21
    C       $46.44    $42.78
    R       $48.16    $44.27
    Y       $48.23    $44.31

 Class     12/10/06   12/31/05
--------   --------  ---------
Investor    $47.92    $44.20

Distributions Per Share
--------------------------------------------------------------------------------

                          1/1/06 - 12/31/06
                          -----------------
                  Net
              Investment     Short-Term      Long-Term
    Class       Income     Capital Gains   Capital Gains
------------ ------------ --------------- --------------
    A           $0.4340       $0.0644        $2.7629
    B           $0.0100       $0.0644        $2.7629
    C           $0.0894       $0.0644        $2.7629
    R           $0.3785       $0.0644        $2.7629
    Y           $0.6187       $0.0644        $2.7629


                          1/1/06 - 12/10/06
                          -----------------
                  Net
              Investment     Short-Term      Long-Term
    Class       Income     Capital Gains   Capital Gains
------------ ------------ --------------- --------------
   Investor     $0.5296       $0.0644        $2.7629

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 (S&P) Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-14.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

-------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                           Net Asset      Public
                             Value       Offering
Period                       (NAV)      Price (POP)
 10 Years                     9.70%       9.05%
 5 Years                      6.55        5.29
 1 Year                      16.39        9.69
-------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                             Gross         Net
                              1.08%       1.08%
-------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Fund       S&P 500 Index
12/96                    9425              10000
                        13051              13335
12/98                   16847              17149
                        19466              20756
12/00                   19489              18867
                        17320              16626
12/02                   13811              12953
                        17205              16666
12/04                   19206              18478
                        20434              19385
12/06                   23783              22444


   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

---------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                                 If             If
Period                          Held         Redeemed
 10 Years                       8.73%          8.73%
 5 Years                        5.61           5.61
 1 Year                        15.43          11.43
---------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                               Gross            Net
                                2.01%          2.01%
---------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Fund       S&P 500 Index
12/96                   10000              10000
                        13719              13335
12/98                   17549              17149
                        20102              20756
12/00                   19950              18867
                        17580              16626
12/02                   13897              12953
                        17153              16666
12/04                   18985              18478
                        20008              19385
12/06                   23097              22444


   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.


--------------------------------------------------------
              Average Annual Total Returns
               (As of December 31, 2006)
                                 If            If
Period                          Held        Redeemed
 10 Years                       8.81%         8.81%
 5 Years                        5.72          5.72
 1 Year                        15.52         15.52
--------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                                Gross          Net
                                1.87%         1.87%
--------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Fund       S&P 500 Index
12/96                   10000              10000
                        13725              13335
12/98                   17560              17149
                        20124              20756
12/00                   19979              18867
                        17614              16626
12/02                   13937              12953
                        17223              16666
12/04                   19073              18478
                        20131              19385
12/06                   23257              22444

-------------------------------
   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                             CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.


---------------------------------------------------------
              Average Annual Total Returns
               (As of December 31, 2006)
                                 If            If
Period                          Held        Redeemed
 10 Years                       9.32%         9.32%
 5 Years                        6.34          6.34
 1 Year                        16.23         16.23
---------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                                Gross          Net
                                1.21%         1.21%
---------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Fund       S&P 500 Index
12/96                   10000              10000
                        13778              13335
12/98                   17698              17149
                        20347              20756
12/00                   20269              18867
                        17923              16626
12/02                   14220              12953
                        17687              16666
12/04                   19735              18478
                        20974              19385
12/06                   24378              22444

   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

---------------------------------------------------------
              Average Annual Total Returns
               (As of December 31, 2006)
                                 If            If
Period                          Held        Redeemed
 10 Years                      10.05%        10.05%
 5 Years                        7.01          7.01
 1 Year                        16.88         16.88
---------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                                Gross         Net
                                0.65%        0.65%
---------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Fund       S&P 500 Index
12/96                   10000              10000
                        13847              13335
12/98                   17875              17149
                        20705              20756
12/00                   20808              18867
                        18571              16626
12/02                   14872              12953
                        18610              16666
12/04                   20870              18478
                        22296              19385
12/06                   26059              22444


   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception May 6, 1999 would have been higher. Class A shares are used as a proxy from February 13, 1928 to May 6, 1999. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from July 1, 2006 through December 31, 2006.**

Share Class                      A            B            C        Investor         R            Y
-------------------------- ------------ ------------ ------------ ------------ ------------ ------------
 Beginning Account Value   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 7/1/06
 Ending Account            $1,112.08    $1,108.09    $1,107.79    $1,108.76    $1,111.29    $1,114.42
 On 12/31/06**
 Expenses Paid             $    5.86    $   10.41    $    9.99    $    3.96    $    6.71    $    3.73
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.96%, 1.88%, 0.84%, 1.26%, and 0.70% for Class A, Class B, Class C, Investor Class, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) (163/365 for Investor Class shares).
** 12/10/06 for Investor Class shares.

Pioneer Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2006 through December 31, 2006.**


Share Class                     A            B            C        Investor         R            Y
------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Beginning Account Value   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 7/1/06
Ending Account            $1,019.66    $1,015.32    $1,015.73    $1,018.58    $1,018.85    $1,021.68
On 12/31/06**
Expenses Paid             $    5.60    $    9.96    $    9.55    $    3.79    $    6.41    $    3.57
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.96%, 1.88%, 0.84%, 1.26%, and 0.70% for Class A, Class B, Class C, Investor Class, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) (163/365 for Investor Class shares).

**  12/10/06 for Investor Class shares.

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06
--------------------------------------------------------------------------------

   Shares                                                                 Value
               COMMON STOCKS - 99.8%
               Energy - 8.4%
               Integrated Oil & Gas - 6.3%
2,684,691      Chevron Corp.                                       $197,405,329
1,348,916      ConocoPhillips                                        97,054,506
1,653,850      Exxon Mobil Corp. (b)                                126,734,526
1,599,400      Occidental Petroleum Corp.                            78,098,702
                                                                   ------------
                                                                   $499,293,063
                                                                   ------------
               Oil & Gas Equipment & Services - 0.5%
  944,400      Weatherford International, Inc.*                    $ 39,466,476
                                                                   ------------
               Oil & Gas Exploration & Production - 1.6%
1,125,502      Apache Corp.                                        $ 74,857,138
1,279,100      Pioneer Natural Resources Co.                         50,767,479
                                                                   ------------
                                                                   $125,624,617
                                                                   ------------
               Total Energy                                        $664,384,156
                                                                   ------------
               Materials - 4.1%
               Aluminum - 1.1%
2,806,824      Alcoa, Inc.                                         $ 84,232,788
                                                                   ------------
               Diversified Chemical - 0.7%
1,000,000      Dow Chemical Co.                                    $ 39,940,000
  342,774      E.I. du Pont de Nemours & Co. (b)                     16,696,522
                                                                   ------------
                                                                   $ 56,636,522
                                                                   ------------
               Diversified Metals & Mining - 1.2%
1,800,000      Rio Tinto Plc                                       $ 95,825,131
                                                                   ------------
               Industrial Gases - 0.7%
  507,700      Air Products & Chemicals, Inc.                      $ 35,681,156
  300,000      Praxair, Inc.                                         17,799,000
                                                                   ------------
                                                                   $ 53,480,156
                                                                   ------------
               Specialty Chemicals - 0.4%
  787,300      Ecolab, Inc. (b)                                    $ 35,585,960
                                                                   ------------
               Total Materials                                     $325,760,557
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
               Capital Goods - 9.8%
               Aerospace & Defense - 2.5%
1,254,200      General Dynamics Corp.                               $ 93,249,770
1,669,200      United Technologies Corp.                             104,358,384
                                                                    ------------
                                                                    $197,608,154
                                                                    ------------
               Construction, Farm Machinery & Heavy Trucks - 4.4%
1,417,500      Caterpillar, Inc.                                    $ 86,935,275
1,343,200      Deere & Co.                                           127,698,024
2,047,500      PACCAR, Inc. (b)                                      132,882,750
                                                                    ------------
                                                                    $347,516,049
                                                                    ------------
               Electrical Component & Equipment - 1.1%
1,120,600      Emerson Electric Co.                                 $ 49,407,254
  554,100      Rockwell International Corp.                           33,844,428
                                                                    ------------
                                                                    $ 83,251,682
                                                                    ------------
               Industrial Conglomerates - 1.6%
  665,200      3M Co.                                               $ 51,839,036
2,032,300      General Electric Co.                                   75,621,883
                                                                    ------------
                                                                    $127,460,919
                                                                    ------------
               Industrial Machinery - 0.2%
  253,300      Parker Hannifin Corp.                                $ 19,473,704
                                                                    ------------
               Total Capital Goods                                  $775,310,508
                                                                    ------------
               Transportation - 3.8%
               Airlines - 0.8%
4,038,600      Southwest Airlines Co.                               $ 61,871,352
                                                                    ------------
               Railroads - 3.0%
1,066,500      Burlington Northern, Inc.                            $ 78,718,365
3,243,600      Norfolk Southern Corp.                                163,120,644
                                                                    ------------
                                                                    $241,839,009
                                                                    ------------
               Total Transportation                                 $303,710,361
                                                                    ------------
               Automobiles & Components - 2.0%
               Auto Parts & Equipment - 1.4%
1,286,000      Johnson Controls, Inc.                               $110,493,120
                                                                    ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
               Automobile Manufacturers - 0.6%
5,953,191      Ford Motor Corp. (b)                                 $ 44,708,464
                                                                    ------------
               Total Automobiles & Components                       $155,201,584
                                                                    ------------
               Consumer Durables & Apparel - 0.3%
               Apparel, Accessories & Luxury Goods - 0.3%
  503,800      Liz Claiborne, Inc.                                  $ 21,895,148
                                                                    ------------
               Total Consumer Durables & Apparel                    $ 21,895,148
                                                                    ------------
               Media - 6.9%
               Advertising - 1.2%
  893,400      Omnicom Group                                        $ 93,396,036
                                                                    ------------
               Movies & Entertainment - 0.5%
1,079,200      The Walt Disney Co.                                  $ 36,984,184
                                                                    ------------
               Publishing - 5.2%
  948,000      Gannett Co.                                          $ 57,316,080
   51,315      Idearc, Inc.*                                           1,470,183
3,494,400      John Wiley & Sons, Inc. +                             134,429,568
3,221,800      McGraw-Hill Co., Inc.                                 219,146,836
                                                                    ------------
                                                                    $412,362,667
                                                                    ------------
               Total Media                                          $542,742,887
                                                                    ------------
               Retailing - 4.8%
               Department Stores - 1.7%
1,445,444      Federated Department Stores, Inc.                    $ 55,114,780
1,580,100      Nordstrom, Inc.                                        77,962,134
                                                                    ------------
                                                                    $133,076,914
                                                                    ------------
               General Merchandise Stores - 1.6%
2,294,700      Target Corp.                                         $130,912,635
                                                                    ------------
               Home Improvement Retail - 0.8%
2,015,200      Lowe's Companies, Inc.                               $ 62,773,480
                                                                    ------------
               Specialty Stores - 0.7%
  600,300      Barnes & Noble, Inc.                                 $ 23,837,913
1,100,000      Staples, Inc.                                          29,370,000
                                                                    ------------
                                                                    $ 53,207,913
                                                                    ------------
               Total Retailing                                      $379,970,942
                                                                    ------------

The accompanying notes are an integral part of these financial statements.    19

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
               Food & Drug Retailing - 3.5%
               Drug Retail - 2.2%
1,213,800      CVS Corp.                                            $ 37,518,558
2,854,500      Walgreen Co.                                          130,993,005
                                                                    ------------
                                                                    $168,511,563
                                                                    ------------
               Food Distributors - 0.8%
1,732,400      Sysco Corp.                                          $ 63,683,024
                                                                    ------------
               Hypermarkets & Supercenters - 0.5%
  300,000      Costco Wholesale Corp.                               $ 15,861,000
  400,000      Wal-Mart Stores, Inc.                                  18,472,000
                                                                    ------------
                                                                    $ 34,333,000
                                                                    ------------
               Total Food & Drug Retailing                          $266,527,587
                                                                    ------------
               Food, Beverage & Tobacco - 5.4%
               Packaged Foods & Meats - 4.1%
1,716,000      Campbell Soup Co. (b)                                $ 66,735,240
  910,600      General Mills, Inc.                                    52,450,560
1,506,750      H.J. Heinz Co., Inc.                                   67,818,818
1,200,000      Hershey Foods Corp.                                    59,760,000
  676,500      Kellogg Co.                                            33,865,590
2,558,900      Sara Lee Corp.                                         43,578,067
                                                                    ------------
                                                                    $324,208,275
                                                                    ------------
               Soft Drinks - 1.3%
1,648,890      PepsiCo, Inc.                                        $103,138,070
                                                                    ------------
               Total Food, Beverage & Tobacco                       $427,346,345
                                                                    ------------
               Household & Personal Products - 1.7%
               Household Products - 1.4%
  303,300      Clorox Co.                                           $ 19,456,695
1,434,200      Colgate-Palmolive Co.                                  93,567,208
                                                                    ------------
                                                                    $113,023,903
                                                                    ------------
               Personal Products - 0.3%
  581,300      Estee Lauder Co.                                     $ 23,728,666
                                                                    ------------
               Total Household & Personal Products                  $136,752,569
                                                                    ------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
               Health Care Equipment & Services - 5.4%
               Health Care Equipment - 5.4%
1,540,300      Becton, Dickinson & Co.                             $ 108,052,045
2,000,000      Biomet, Inc. (b)                                       82,540,000
  952,600      C. R. Bard, Inc.                                       79,037,222
1,073,100      Medtronic, Inc.                                        57,421,581
1,512,100      St. Jude Medical, Inc.*                                55,282,376
  600,000      Zimmer Holdings, Inc.*                                 47,028,000
                                                                   -------------
                                                                   $ 429,361,224
                                                                   -------------
               Total Health Care Equipment & Services              $ 429,361,224
                                                                   -------------
               Pharmaceuticals & Biotechnology - 8.1%
               Biotechnology - 0.2%
  242,548      Amgen, Inc.*                                        $  16,568,454
                                                                   -------------
               Pharmaceuticals - 7.9%
1,599,700      Abbott Laboratories                                 $  77,921,387
1,103,000      Barr Laboratorie, Inc.*                                55,282,360
1,099,300      Eli Lilly & Co.                                        57,273,530
1,079,500      Johnson & Johnson                                      71,268,590
  975,403      Merck & Co., Inc.                                      42,527,571
1,100,000      Novartis AG (A.D.R.)                                   63,184,000
3,000,000      Pfizer, Inc.                                           77,700,000
  389,800      Roche Holdings AG                                      69,881,277
3,792,800      Schering-Plough Corp.                                  89,661,792
  650,000      Teva Pharmaceutical Industries, Ltd.                   20,202,000
                                                                   -------------
                                                                   $ 624,902,507
                                                                   -------------
               Total Pharmaceuticals & Biotechnology               $ 641,470,961
                                                                   -------------
               Banks - 7.7%
               Diversified Banks - 2.9%
2,480,307      U.S. Bancorp (b)                                    $  89,762,310
  838,828      Wachovia Corp.                                         47,771,255
2,455,400      Wells Fargo & Co.                                      87,314,024
                                                                   -------------
                                                                   $ 224,847,589
                                                                   -------------
               Regional Banks - 3.8%
  400,300      Compass Bancshares, Inc. (b)                        $  23,877,895
  915,700      First Horizon National Corp. (b)                       38,257,946

The accompanying notes are an integral part of these financial statements.    21

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                     (continued)
--------------------------------------------------------------------------------


   Shares                                                                  Value
               Regional Banks - (continued)
2,864,648      National City Corp.                                  $104,731,531
1,155,300      SunTrust Banks, Inc.                                   97,565,085
  439,500      Zions Bancorporation                                   36,232,380
                                                                    ------------
                                                                    $300,664,837
                                                                    ------------
               Thrifts & Mortgage Finance - 1.0%
1,768,460      Washington Mutual, Inc. (b)                          $ 80,447,245
                                                                    ------------
               Total Banks                                          $605,959,671
                                                                    ------------
               Diversified Financials - 5.6%
               Asset Management & Custody Banks - 2.1%
  932,500      Federated Investors, Inc.                            $ 31,499,850
1,613,600      State Street Corp.                                    108,821,184
  536,028      T. Rowe Price Associates, Inc.                         23,461,946
                                                                    ------------
                                                                    $163,782,980
                                                                    ------------
               Consumer Finance - 0.9%
1,150,000      American Express Co.                                 $ 69,770,500
                                                                    ------------
               Investment Banking & Brokerage - 1.2%
1,068,700      Merrill Lynch & Co., Inc.                            $ 99,495,970
                                                                    ------------
               Diversified Financial Services - 1.4%
1,366,876      Bank of America Corp.                                $ 72,977,510
  688,866      Citigroup, Inc.                                        38,369,836
                                                                    ------------
                                                                    $111,347,346
                                                                    ------------
               Total Diversified Financials                         $444,396,796
                                                                    ------------
               Insurance - 3.1%
               Life & Health Insurance - 0.4%
  600,900      MetLife, Inc.                                        $ 35,459,109
                                                                    ------------
               Multi-Line Insurance - 0.5%
  401,100      Hartford Financial Services Group, Inc.              $ 37,426,641
                                                                    ------------
               Property & Casualty Insurance - 2.2%
2,348,400      Chubb Corp.                                          $124,253,844
  760,900      Safeco Corp.                                           47,594,295
                                                                    ------------
                                                                    $171,848,139
                                                                    ------------
               Total Insurance                                      $244,733,889
                                                                    ------------

22    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
               Software & Services - 3.2%
               Application Software - 0.7%
 1,240,400     Adobe Systems, Inc.*                                 $ 51,005,248
                                                                    ------------
               Data Processing & Outsourced Services - 1.5%
 1,159,200     Automatic Data Processing, Inc.                      $ 57,090,600
   552,800     DST Systems, Inc.* (b)                                 34,621,864
   551,250     Fiserv, Inc.*                                          28,896,525
                                                                    ------------
                                                                    $120,608,989
                                                                    ------------
               Systems Software - 1.0%
 2,686,400     Microsoft Corp.                                      $ 80,215,904
                                                                    ------------
               Total Software & Services                            $251,830,141
                                                                    ------------
               Technology Hardware & Equipment - 7.2%
               Communications Equipment - 2.9%
 2,000,000     Cisco Systems, Inc.*                                 $ 54,660,000
 4,458,561     Motorola, Inc.                                         91,668,014
 3,978,600     Nokia Corp. (A.D.R.) (b)                               80,845,152
                                                                    ------------
                                                                    $227,173,166
                                                                    ------------
               Computer Hardware - 2.8%
 1,997,400     Dell, Inc.*                                          $ 50,114,766
 2,726,211     Hewlett-Packard Co.                                   112,292,631
11,058,400     Sun Microsystems, Inc.*                                59,936,528
                                                                    ------------
                                                                    $222,343,925
                                                                    ------------
               Computer Storage & Peripherals - 0.2%
 1,320,500     EMC Corp.*                                           $ 17,430,600
     2,400     Seagate Technology*                                             -
                                                                    ------------
                                                                    $ 17,430,600
                                                                    ------------
               Office Electronics - 1.3%
 1,865,850     Canon, Inc. (A.D.R.) (b)                             $105,588,452
                                                                    ------------
               Total Technology Hardware & Equipment                $572,536,143
                                                                    ------------
               Semiconductors - 3.2%
               Semiconductor Equipment - 0.5%
 2,296,500     Applied Materials, Inc. (b)                          $ 42,370,425
                                                                    ------------

The accompanying notes are an integral part of these financial statements.    23

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06                                   (continued)
--------------------------------------------------------------------------------

     Shares                                                                Value
                 Semiconductors - 2.7%
  2,000,000      Advanced Micro Devices, Inc.*                    $   40,700,000
  3,811,300      Intel Corp.                                          77,178,825
  3,253,500      Texas Instruments, Inc.                              93,700,800
                                                                  --------------
                                                                  $  211,579,625
                                                                  --------------
                 Total Semiconductors                             $  253,950,050
                                                                  --------------
                 Telecommunication Services - 4.5%
                 Integrated Telecommunication Services - 4.1%
  3,561,283      AT&T Corp. (b)                                   $  127,315,867
  3,066,100      BellSouth Corp.                                     144,443,971
  1,026,306      Verizon Communications, Inc.                         38,219,635
  1,029,109      Windstream Corp.                                     14,633,930
                                                                  --------------
                                                                  $  324,613,403
                                                                  --------------
                 Wireless Telecommunication Services - 0.4%
    511,748      Alltel Corp.                                     $   30,950,519
                                                                  --------------
                 Total Telecommunication Services                 $  355,563,922
                                                                  --------------
                 Utilities - 1.1%
                 Electric Utilities - 0.5%
  1,212,400      Southern Co.                                     $   44,689,064
                                                                  --------------
                 Multi-Utilities - 0.6%
    754,100      Consolidated Edison, Inc.                        $   36,249,587
    206,200      PG&E Corp.                                            9,759,445
                                                                  --------------
                                                                  $   46,009,032
                                                                  --------------
                 Total Utilities                                  $   90,698,096
                                                                  --------------
                 TOTAL COMMON STOCKS
                 (Cost $4,333,967,527)                            $7,890,103,537
                                                                  --------------
                 TEMPORARY CASH INVESTMENT - 4.7%
                 Time Deposits - 4.7%
  9,683,912      Dresdner Bank AG, 5.00%, 1/3/07                  $    9,683,912
 95,071,712      Dresdner Bank AG, 5.25%, 1/3/07                      95,071,712
263,453,952      Dresdner Bank AG, 5.32%, 1/3/07                     263,453,952
                                                                  --------------
                                                                  $  368,209,576
                                                                  --------------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $368,209,576)                              $  368,209,576
                                                                  --------------

24    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
           TOTAL INVESTMENT IN SECURITIES - 104.5%
           (Cost $4,702,177,103) (a)                             $8,258,313,113
                                                                 --------------
           OTHER ASSETS AND LIABILITIES - (4.5%)                 $ (355,337,181)
                                                                 --------------
           TOTAL NET ASSETS - 100.0%                             $7,902,975,932
                                                                 ==============

*        Non-income producing security.
(A.D.R.) American Depositary Receipt.
+ Investment held by the Fund representing 5% or more of voting stock of such company.
(a) At December 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $4,711,884,677 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                          $3,597,891,864
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                             (51,463,428)
                                                                                   --------------
         Net unrealized gain                                                       $3,546,428,436
                                                                                   ==============

(b)      At December 31, 2006, the following securities were out on loan:

                                                                        Market
                 Shares        Security                                 Value
                   119,000     Applied Materials, Inc.             $  2,195,550
                 1,177,000     AT&T, Inc.                            42,077,750
                    85,000     Biomet, Inc.                           3,507,950
                   548,000     Campbell Soup Co.                     21,311,720
                   715,000     Canon, Inc. (A.D.R.)                  40,461,850
                   360,270     Compass Bancshares, Inc.              21,490,106
                   192,400     DST Systems, Inc.*                    12,050,012
                    71,000     E.I. du Pont de Nemours and Co.        3,458,410
                    42,000     Ecolab, Inc.                           1,898,400
                 1,000,000     Exxon Mobil Corp.                     76,630,000
                   143,100     First Horizon National Corp.           5,978,718
                 5,357,872     Ford Motor Co.                        40,237,619
                 1,104,000     Nokia Corp. (A.D.R)                   22,433,280
                    49,400     PACCAR, Inc.                           3,206,060
                   322,000     U.S. Bancorp                          11,653,180
                 1,099,200     Washington Mutual, Inc.               50,002,608
                                                                   ------------
                               Total                               $358,593,213
                                                                   ============

Purchase and sales of securities (excluding temporary cash investments) for the year ended December 31, 2006 aggregated $679,316,943 and $1,113,682,150, respectively.


The accompanying notes are an integral part of these financial statements.   25

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
    (including securities loaned of $358,593,213)
    (cost $4,694,429,503)                                              $8,123,883,545
  Investment in securities of affiliated issuers, at value
    (cost $7,747,600)                                                     134,429,568
                                                                       --------------
    Total investment in securities, at value
     (cost $4,702,177,103)                                             $8,258,313,113
  Receivables -
    Fund shares sold                                                        9,818,713
    Dividends, interest and foreign taxes withheld                         15,401,513
  Other                                                                       158,961
                                                                       --------------
     Total assets                                                      $8,283,692,300
                                                                       --------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                            $    5,802,068
    Upon return of securities loaned                                      368,209,576
  Due to bank                                                               4,220,375
  Due to affiliates                                                         2,299,804
  Accrued expenses                                                            184,545
                                                                       --------------
     Total liabilities                                                 $  380,716,368
                                                                       --------------
NET ASSETS:
  Paid-in capital                                                      $4,282,091,163
  Accumulated net realized gain on investments and foreign
    currency transactions                                                  64,747,611
  Net unrealized gain on investments                                    3,556,136,010
  Net unrealized gain on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies              1,148
                                                                       --------------
     Total net assets                                                  $7,902,975,932
                                                                       ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A ($6,681,711,975/138,902,049 shares)                          $        48.10
                                                                       ==============
  Class B ($405,565,568/8,633,404 shares)                              $        46.98
                                                                       ==============
  Class C ($309,868,550/6,672,879 shares)                              $        46.44
                                                                       ==============
  Class R ($104,439,332/2,168,596 shares)                              $        48.16
                                                                       ==============
  Class Y ($401,390,507/8,322,517 shares)                              $        48.23
                                                                       ==============
MAXIMUM OFFERING PRICE:
  Class A ($48.10 [divided by] 94.25%)                                 $        51.03
                                                                       ==============


26    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,497,328
   and including income from affiliated issuers
   of $1,362,816)                                          $148,768,598
  Interest                                                    1,547,843
  Income from securities loaned, net                            683,325
                                                           ------------
     Total investment income                                                 $  150,999,766
                                                                             --------------
EXPENSES:
  Management fees
   Basic Fee                                               $ 45,099,834
   Performance Adjustment                                     3,101,315
  Transfer agent fees and expenses
   Class A                                                   11,925,938
   Class B                                                    1,263,448
   Class C                                                      633,719
   Investor Class                                             1,068,307
   Class R                                                       34,738
   Class Y                                                       65,160
  Distribution fees
   Class A                                                   13,613,407
   Class B                                                    4,321,822
   Class C                                                    2,970,175
   Class R                                                      419,066
  Administrative reimbursements                               1,518,773
  Custodian fees                                                194,431
  Registration fees                                              89,851
  Professional fees                                             288,708
  Printing expense                                              238,290
  Fees and expenses of nonaffiliated trustees                   126,315
  Miscellaneous                                                 218,109
                                                           ------------
     Total expenses                                                          $   87,191,406
     Less fees paid indirectly                                                     (532,569)
                                                                             --------------
     Net expenses                                                            $   86,658,837
                                                                             --------------
       Net investment income                                                 $   64,340,929
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                             $370,205,413
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies         (424,997)     $  369,780,416
                                                           ------------      --------------
  Change in net unrealized gain on:
   Investments                                             $708,732,770
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            1,148      $  708,733,918
                                                           ------------      --------------
  Net gain on investments and foreign currency
   transactions                                                              $1,078,514,334
                                                                             --------------
  Net increase in net assets resulting from operations                       $1,142,855,263
                                                                             ==============


The accompanying notes are an integral part of these financial statements.    27

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/06 and 12/31/05, respectively

                                                             Year Ended          Year Ended
                                                              12/31/06            12/31/05
FROM OPERATIONS:
Net investment income                                   $   64,340,929      $   57,925,991
Net realized gain on investments and foreign
  currency transactions                                    369,780,416         372,042,172
Change in net unrealized gain on investments
  and foreign currency transactions                        708,733,918             779,030
                                                        --------------      --------------
    Net increase in net assets resulting
     from operations                                    $1,142,855,263      $  430,747,193
                                                        --------------      --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.43 and $0.39 per share, respectively)   $  (54,613,099)     $  (50,237,084)
    Class B ($0.01 and $0.02 per share, respectively)         (103,030)           (241,653)
    Class C ($0.09 and $0.07 per share, respectively)         (595,850)           (509,453)
    Investor Class ($0.53 and $0.51 per
     share, respectively)                                   (5,809,416)         (6,349,013)
    Class R ($0.38 and $0.33 per share, respectively)         (672,565)           (279,757)
    Class Y ($0.62 and $0.57 per share, respectively)       (4,313,591)         (2,595,906)
Net realized gain:
    Class A ($2.83 and $0.14 per share, respectively)     (346,665,165)        (17,681,410)
    Class B ($2.83 and $0.14 per share, respectively)      (23,621,865)         (1,532,970)
    Class C ($2.83 and $0.14 per share, respectively)      (17,913,199)           (945,191)
    Investor Class ($2.83 and $0.14 per
     share, respectively)                                  (29,273,755)         (1,631,773)
    Class R ($2.83 and $0.14 per share, respectively)       (5,698,047)           (152,282)
    Class Y ($2.83 and $0.14 per share, respectively)      (21,483,021)           (847,476)
                                                        --------------      --------------
     Total distributions to shareowners                 $ (510,762,603)     $  (83,003,968)
                                                        --------------      --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  872,557,510      $  637,228,540
Shares issued in reorganization                                      -         184,299,580
Reinvestment of distributions                              450,743,693          73,485,475
Cost of shares repurchased                              (1,305,955,987)     (1,228,434,121)
                                                        --------------      --------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                       $   17,345,216      $ (333,420,526)
                                                        --------------      --------------
    Net increase in net assets                          $  649,437,876      $   14,322,699
NET ASSETS:
Beginning of year                                        7,253,538,056       7,239,215,357
                                                        --------------      --------------
End of year                                             $7,902,975,932      $7,253,538,056
                                                        ==============      ==============
Undistributed net investment income                     $            -      $      887,261
                                                        ==============      ==============


28    The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     '06 Shares        '06 Amount       '05 Shares        '05 Amount
CLASS A
Shares sold                           12,263,526    $  575,796,730       10,183,274    $  431,966,610
Conversion of Investor Class
  shares to Class A shares            10,918,476       523,322,574                -                 -
Shares issued in reorganization                -                 -          619,978        26,578,459
Reinvestment of distributions          7,596,525       358,158,051        1,390,616        60,295,414
Less shares repurchased              (19,639,233)     (922,039,359)     (18,210,680)     (770,091,691)
                                     -----------    --------------      -----------    --------------
    Net increase (decrease)           11,139,294    $  535,237,996       (6,016,812)   $ (251,251,208)
                                     ===========    ==============      ===========    ==============
CLASS B
Shares sold                              736,274    $   33,815,613          914,164    $   37,769,375
Shares issued in reorganization                -                 -          233,707         9,799,332
Reinvestment of distributions            432,374        19,883,830           33,989         1,469,757
Less shares repurchased               (3,508,258)     (160,196,570)      (3,303,387)     (136,236,884)
                                     -----------    --------------      -----------    --------------
    Net decrease                      (2,339,610)   $ (106,497,127)      (2,121,527)   $  (87,198,420)
                                     ===========    ==============      ===========    ==============
CLASS C
Shares sold                            1,140,653    $   51,943,174        1,307,854    $   53,429,885
Reinvestment of distributions            252,716        11,504,548           21,411           911,681
Less shares repurchased               (1,556,071)      (70,354,257)      (2,187,863)      (89,248,094)
                                     -----------    --------------      -----------    --------------
    Net decrease                        (162,702)   $   (6,906,535)        (858,598)   $  (34,906,528)
                                     ===========    ==============      ===========    ==============
INVESTOR CLASS
Shares sold                                3,185    $      164,560            5,745    $      244,948
Reinvestment of distributions            698,081        32,900,373          172,121         7,448,683
Conversion of Investor Class
  shares to Class A shares           (10,921,762)     (523,322,574)               -                 -
Less shares repurchased               (1,485,328)      (69,346,663)      (2,464,980)     (103,858,644)
                                     -----------    --------------      -----------    --------------
    Net decrease                     (11,705,824)   $ (559,604,304)      (2,287,114)   $  (96,165,013)
                                     ===========    ==============      ===========    ==============
CLASS R
Shares sold                            1,102,187    $   51,798,096          941,126    $   39,991,747
Reinvestment of distributions            133,342         6,296,607            9,696           423,927
Less shares repurchased                 (223,402)      (10,582,891)        (186,796)       (8,019,770)
                                     -----------    --------------      -----------    --------------
    Net increase                       1,012,127    $   47,511,812          764,026    $   32,395,904
                                     ===========    ==============      ===========    ==============
CLASS Y
Shares sold                            3,343,263    $  159,039,337        1,743,215    $   73,825,975
Shares issued in reorganization                -                 -        3,442,443       147,921,789
Reinvestment of distributions            465,151        22,000,284           67,503         2,936,013
Less shares repurchased               (1,564,467)      (73,436,247)      (2,866,350)     (120,979,038)
                                     -----------    --------------      -----------    --------------
    Net increase                       2,243,947    $  107,603,374        2,386,811    $  103,704,739
                                     ===========    ==============      ===========    ==============


The accompanying notes are an integral part of these financial statements.    29

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended     Year Ended      Year Ended     Year Ended      Year Ended
                                                         12/31/06          12/31/05        12/31/04       12/31/03        12/31/02
CLASS A
Net asset value, beginning of period                       $    44.21     $    42.06      $    38.00     $    30.76     $    38.87
                                                           ----------     ----------      ----------     ----------     ----------
Increase (decrease) from investment operations:
 Net investment income                                     $     0.43     $     0.37      $     0.35     $     0.28     $     0.27
 Net realized and unrealized gain (loss) on investments          6.72           2.31            4.05           7.24          (8.12)
                                                           ----------     ----------      ----------     ----------     ----------
  Net increase (decrease) from investment operations       $     7.15     $     2.68      $     4.40     $     7.52     $    (7.85)
Distributions to shareowners:
 Net investment income                                          (0.43)         (0.39)          (0.34)         (0.28)         (0.26)
 Net realized gain                                              (2.83)         (0.14)              -              -              -
                                                           ----------     ----------      ----------     ----------     ----------
Net increase (decrease) in net asset value                 $     3.89     $     2.15      $     4.06     $     7.24     $    (8.11)
                                                           ----------     ----------      ----------     ----------     ----------
Net asset value, end of period                             $    48.10     $    44.21      $    42.06     $    38.00     $    30.76
                                                           ==========     ==========      ==========     ==========     ==========
Total return*                                                   16.39%          6.40%          11.64%         24.58%        (20.26)%
Ratio of net expenses to average net assets+                     1.11%          1.08%           1.06%          1.09%          1.11%
Ratio of net investment income to average net assets+            0.90%          0.88%           0.90%          0.86%          0.75%
Portfolio turnover rate                                             9%            13%             14%             6%             7%
Net assets, end of period (in thousands)                   $6,681,712     $5,648,986      $5,626,270     $5,370,888     $4,584,649
Ratios with reductions for fees paid indirectly:
 Net expenses                                                    1.10%          1.08%           1.06%          1.09%          1.10%
 Net investment income                                           0.91%          0.88%           0.90%          0.86%          0.76%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended    Year Ended   Year Ended    Year Ended    Year Ended
                                                                 12/31/06      12/31/05     12/31/04      12/31/03      12/31/02
CLASS B
Net asset value, beginning of period                             $  43.21      $  41.15      $  37.18      $  30.14      $  38.13
                                                                 --------      --------      --------      --------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.03      $  (0.02)     $   0.01      $  (0.02)     $  (0.09)
 Net realized and unrealized gain (loss) on investments              6.58          2.24          3.96          7.08         (7.90)
                                                                 --------      --------      --------      --------      --------
  Net increase (decrease) from investment operations             $   6.61      $   2.22      $   3.97      $   7.06      $  (7.99)
Distributions to shareowners:
 Net investment income                                              (0.01)        (0.02)            -         (0.02)            -
 Net realized gain                                                  (2.83)        (0.14)            -             -             -
                                                                 --------      --------      --------      --------      --------
Net increase (decrease) in net asset value                       $   3.77      $   2.06      $   3.97      $   7.04      $  (7.99)
                                                                 --------      --------      --------      --------      --------
Net asset value, end of period                                   $  46.98      $  43.21      $  41.15      $  37.18      $  30.14
                                                                 ========      ========      ========      ========      ========
Total return*                                                       15.43%         5.39%        10.68%        23.44%       (20.96)%
Ratio of net expenses to average net assets+                         1.97%         2.01%         1.93%         2.00%         1.98%
Ratio of net investment income (loss) to average net assets+         0.04%        (0.05)%        0.02%        (0.05)%       (0.12)%
Portfolio turnover rate                                                 9%           13%           14%            6%            7%
Net assets, end of period (in thousands)                         $405,566      $474,139      $538,786      $555,669      $488,242
Ratios with reduction for fees paid indirectly:
 Net expenses                                                        1.96%         2.01%         1.93%         2.00%         1.97%
 Net investment income (loss)                                        0.05%        (0.05)%        0.02%        (0.05)%       (0.11)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                 12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
CLASS C
Net asset value, beginning of period                             $  42.78     $  40.73     $  36.84     $  29.84     $  37.74
                                                                 --------     --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.06     $   0.04     $   0.04     $   0.02     $  (0.54)
 Net realized and unrealized gain (loss) on investments              6.52         2.22         3.91         7.01        (7.34)
                                                                 --------     --------     --------     --------     --------
  Net increase (decrease) from investment operations             $   6.58     $   2.26     $   3.95     $   7.03     $  (7.88)
Distributions to shareowners:
 Net investment income                                              (0.09)       (0.07)       (0.06)       (0.03)       (0.02)
 Net realized gain                                                  (2.83)       (0.14)           -            -            -
                                                                 --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                       $   3.66     $   2.05     $   3.89     $   7.00     $  (7.90)
                                                                 --------     --------     --------     --------     --------
Net asset value, end of period                                   $  46.44     $  42.78     $  40.73     $  36.84     $  29.84
                                                                 ========     ========     ========     ========     ========
Total return*                                                       15.52%        5.55%       10.74%       23.58%      (20.87)%
Ratio of net expenses to average net assets+                         1.89%        1.87%        1.84%        1.89%        1.90%
Ratio of net investment income (loss) to average net assets+         0.12%        0.09%        0.11%        0.05%       (0.03)%
Portfolio turnover rate                                                 9%          13%          14%           6%           7%
Net assets, end of period (in thousands)                         $309,868     $292,453     $313,420     $292,526     $226,183
Ratios with reduction for fees paid indirectly:
 Net expenses                                                        1.88%        1.87%        1.84%        1.89%        1.89%
 Net investment income (loss)                                        0.13%        0.09%        0.11%        0.05%       (0.02%)

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     1/1/06 to     Year Ended    12/11/04 (a)
                                                   12/10/06 (c)     12/31/05      to 12/31/04
INVESTOR CLASS
Net asset value, beginning of period                $  44.20        $  42.06       $  41.07
                                                    --------        --------       --------
Increase from investment operations:
  Net investment income                             $   0.47        $   0.52       $   0.03
  Net realized and unrealized gain on
   investments                                          6.61            2.27           0.96
                                                    --------        --------       --------
   Net increase from investment operations          $   7.08        $   2.79       $   0.99
Distributions to shareowners:
  Net investment income                                (0.53)          (0.51)             -
  Net realized gain                                    (2.83)          (0.14)             -
                                                    --------        --------       --------
Net increase in net asset value                     $   3.72        $   2.14       $   0.99
                                                    --------        --------       --------
Net asset value, end of period                      $  47.92        $  44.20       $  42.06
                                                    ========        ========       ========
Total return*                                          16.22%(b)        6.67%          2.41%(b)
Ratio of net expenses to average net assets+            0.89%**         0.80%          0.90%**
Ratio of net investment income to average
  net assets+                                           1.07%**         1.16%          1.29%**
Portfolio turnover rate                                    9%             13%            14%**
Net assets, end of period (in thousands)            $523,323        $517,434       $588,568
Ratios with reduction for fees paid indirectly:
  Net expenses                                          0.89%**         0.80%          0.90%**
  Net investment income                                 1.07%**         1.16%          1.29%**

(a) Investor Class shares commenced operations on December 11, 2004.
(b) Not Annualized.
(c) On December 10, 2006, Investor Class shares converted to Class A shares.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    33

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended     Year Ended     Year Ended     4/1/03 (a) to
                                                            12/31/06       12/31/05       12/31/04         12/31/03
CLASS R
Net asset value, beginning of period                        $  44.27       $ 42.11        $ 38.06         $  29.24
                                                            --------       -------        -------         --------
Increase from investment operations:
 Net investment income                                      $   0.34       $  0.30        $  0.29         $   0.21
 Net realized and unrealized gain on investments                6.76          2.33           4.09             8.84
                                                            --------       -------        -------         --------
  Net increase from investment operations                   $   7.10       $  2.63        $  4.38         $   9.05
Distributions to shareowners:
 Net investment income                                         (0.38)        (0.33)         (0.33)           (0.23)
 Net realized gain                                             (2.83)        (0.14)             -                -
                                                            --------       -------        -------         --------
Net increase in net asset value                             $   3.89       $  2.16        $  4.05         $   8.82
                                                            --------       -------        -------         --------
Net asset value, end of period                              $  48.16       $ 44.27        $ 42.11         $  38.06
                                                            ========       =======        =======         ========
Total return*                                                  16.23%         6.28%         11.58%           31.02%(b)
Ratio of net expenses to average net assets+                    1.26%         1.21%          1.14%            1.06%**
Ratio of net investment income to average net assets+           0.75%         0.75%          0.89%            0.65%**
Portfolio turnover rate                                            9%           13%            14%               6%
Net assets, end of period (in thousands)                    $104,439       $51,194        $16,525         $  3,055
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.26%         1.21%          1.14%            1.06%**
 Net investment income                                          0.75%         0.75%          0.89%            0.65%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                            12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
CLASS Y
Net asset value, beginning of period                        $  44.31     $  42.16     $  38.09     $  30.82     $  38.93
                                                            --------     --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.60     $   0.58     $   0.52     $   0.41     $   0.41
 Net realized and unrealized gain (loss) on investments         6.77         2.28         4.06         7.28        (8.13)
                                                            --------     --------     --------     --------     --------
  Net increase (decrease) from investment operations        $   7.37     $   2.86     $   4.58     $   7.69     $  (7.72)
Distributions to shareowners:
 Net investment income                                         (0.62)       (0.57)       (0.51)       (0.42)       (0.39)
 Net realized gain                                             (2.83)       (0.14)           -            -            -
                                                            --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                  $   3.92     $   2.15     $   4.07     $   7.27     $  (8.11)
                                                            --------     --------     --------     --------     --------
Net asset value, end of period                              $  48.23     $  44.31     $  42.16     $  38.09     $  30.82
                                                            ========     ========     ========     ========     ========
Total return*                                                  16.88%        6.83%       12.15%       25.14%      (19.92)%
Ratio of net expenses to average net assets+                    0.70%        0.65%        0.61%        0.61%        0.70%
Ratio of net investment income to average net assets+           1.31%        1.31%        1.34%        1.31%        1.17%
Portfolio turnover rate                                            9%          13%          14%           6%           7%
Net assets, end of period (in thousands)                    $401,391     $269,333     $155,647     $139,210     $ 80,262
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.70%        0.65%        0.61%        0.61%        0.69%
 Net investment income                                          1.31%        1.31%        1.34%        1.31%        1.18%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and capital growth.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered on April 1, 2003. As planned on December 10, 2006, Investor Class shares converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Investor Class and Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

    and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.


C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The Fund has reclassified $879,361 to increase undistributed net investment income and $879,361 to decrease accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                    2006             2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income              $ 76,235,865     $60,212,866
  Long-term capital gain        434,526,738      22,791,102
                               ------------     -----------
    Total                      $510,762,603     $83,003,968
                               ============     ===========
--------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006.

--------------------------------------------------------------------------------
                                                                2006
--------------------------------------------------------------------------------
  Undistributed long-term gain                            $   74,455,185
  Unrealized appreciation                                  3,546,429,584
                                                          --------------
    Total                                                 $3,620,884,769
                                                          ==============
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.


D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $1,038,267 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2006.


E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C,

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

    and Class R shares can bear different transfer agent and distribution fees.


F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in various Time Deposits, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.


G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is equal to 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.550% on the excess over $10 billion. The basic fee is subject to a performance adjustment up to a maximum of +/-0.10% based on the Fund's investment performance as

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

compared with the Standard and Poor's 500 Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of +/-0.10% (a "ceiling" and a "floor"). Effective August 1, 2004, PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. For the year ended December 31, 2006, the aggregate performance adjustment resulted in an increase to the basic fee of $3,101,315. For the year ended December 31, 2006, the net management fee was equivalent to 0.64% of the Fund's average daily net assets.

Through December 10, 2006, PIM agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.02% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2006, $417,907 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.


3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,651,395 in transfer agent fees payable to PIMSS at December 31, 2006.


4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C, and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $230,502 in distribution fees payable to PFD at December 31, 2006. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2006, CDSCs in the amount of $680,790 were paid to PFD.


5.  Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended December 31, 2006, the Fund's custody expenses were reduced by $87,033 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS that may result in reduction in the Fund's transfer agent fees and expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2006, the Fund's expenses were reduced by $445,536 under these arrangements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.  Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2006, the Fund had no borrowings under this agreement.


7.  Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended December 31, 2006:

-------------------------------------------------------------------------------------------
               Beginning                                          Ending
                Balance    Purchases     Sales      Dividend     Balance
Affiliates     (shares)    (shares)    (shares)      Income      (shares)        Value
-------------------------------------------------------------------------------------------
John Wiley
and Sons       3,494,400      -          -         $1,362,816    3,494,400    $134,429,568
-------------------------------------------------------------------------------------------


8.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2006, the Fund's expenses were reduced by $532,569 under such arrangements.


9.  Merger Information

On September 22, 2005, beneficial owners of AmSouth Enhanced Market Fund approved an Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005 ("Closing Date"), by exchanging all of AmSouth Enhanced Market Fund's net assets in Class A, Class B and Class I for Pioneer Fund's shares, based on Pioneer

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                               (continued)
--------------------------------------------------------------------------------

Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:

-------------------------------------------------------------------------------------------------------
                                                             AmSouth Enhanced
                                        Pioneer Fund            Market Fund           Pioneer Fund
                                    (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-------------------------------------------------------------------------------------------------------
  Net Assets
   Class A                             $5,508,283,235          $ 26,578,459          $5,534,861,694
   Class B                             $  472,197,536          $  9,799,332          $  481,996,868
   Class C                             $  287,783,536          $          -          $  287,783,536
   Class R                             $   47,870,727          $          -          $   47,870,727
   Class Y                             $  173,910,179          $          -          $  321,831,968
   Investor Class                      $  519,835,604          $          -          $  519,835,604
   Class I                             $            -          $147,921,789          $            -
  Total Net Assets                     $7,009,880,817          $184,299,580          $7,194,180,397
  Shares Outstanding
   Class A                                128,479,780             2,313,245             129,099,758
   Class B                                 11,261,097               875,219              11,494,804
   Class C                                  6,932,410                     -               6,932,410
   Class R                                  1,115,070                     -               1,115,070
   Class Y                                  4,047,169                     -               7,489,612
   Investor Class                          12,126,420                     -              12,126,420
   Class I                                          -            12,848,807                       -
  Shares Issued in Reorganization
   Class A                                                                                  619,978
   Class B                                                                                  233,707
   Class Y                                                                                3,442,443
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------- ---------------------------
                                                   Unrealized                     Accumulated
                                                Appreciation On                     Loss On
                                                  Closing Date                   Closing Date
---------------------------------------------------------------------------- ---------------------------
  AmSouth Enhanced Market Fund                    $22,005,553                     $(2,616,011)
---------------------------------------------------------------------------- ---------------------------

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

10. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Fund (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 21, 2007

Pioneer Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the

Pioneer Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------


relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose,
(2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, break points in the management fee and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the first quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, the first quintile of the peer group for the three years ended June 30, 2006, and the second quintile for the five years ended June 30, 2006 and the first quintile for the ten year period ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees, focusing on three-year total returns, concluded that the performance of the Fund was strong.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

Pioneer Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the fifth quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment
    Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In light of the break points in the management fee, the Trustees concluded that, because of breakpoints at future asset levels, any perceived or potential economies of scale would be shared between Fund's shareowners and the Investment Adviser in a reasonable manner as the Fund grows in size.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareowners. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 86 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Fund

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                      Positions Held    Length of Service and                                                   Other Directorships
Name and Age          With the Fund     Term of Office             Principal Occupation During Past Five Years  Held by this Trustee
John F. Cogan, Jr.    Chairman of       Trustee since 1982.        Deputy Chairman and a Director of Pioneer    Director of ICI
(80)*                 the Board,        Serves until a             Global Asset Management S.p.A. ("PGAM");     Mutual Insurance
                      Trustee and       successor trustee          Non-Executive Chairman and a Director of     Company
                      President         is elected or earlier      Pioneer Investment Management USA Inc.
                                        retirement or removal.     ("PIM-USA"); Chairman and a Director of
                                                                   Pioneer; Chairman and Director of Pioneer
                                                                   Institutional Asset Management, Inc. (since
                                                                   2006); Director of Pioneer Alternative
                                                                   Investment Management Limited (Dublin);
                                                                   President and a Director of Pioneer
                                                                   Alternative Investment Management (Bermuda)
                                                                   Limited and affiliated funds; Director of
                                                                   PIOGLOBAL Real Estate Investment Fund
                                                                   (Russia) (until June 2006); Director of
                                                                   Nano-C, Inc. (since 2003); Director of Cole
                                                                   Investment Corporation (since 2004);
                                                                   Director of Fiduciary Counseling, Inc.;
                                                                   President and Director of Pioneer Funds
                                                                   Distributor, Inc. ("PFD") (until May 2006);
                                                                   President of all of the Pioneer Funds; and
                                                                   Of Counsel, Wilmer Cutler Pickering Hale
                                                                   and Dorr LLP (counsel to PIM-USA and the
                                                                   Pioneer Funds)

* Mr. Cogan is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                      Positions Held    Length of Service and                                                   Other Directorships
Name, Age and Address With the Fund     Term of Office             Principal Occupation During Past Five Years  Held by this Trustee
David R. Bock (63)    Trustee           Trustee since 2005.        Senior Vice President and Chief Financial    Director of The
3050 K. Street NW,                      Serves until a             Officer, I-trax, Inc. (publicly traded       Enterprise Social
Washington, DC 20007                    successor trustee          health care services company) (2001 -        Investment Company
                                        is elected or earlier      present); Managing Partner, Federal City     (privately-held
                                        retirement or removal.     Capital Advisors (boutique merchant          affordable housing
                                                                   bank)(2002 to 2004); and Executive Vice      finance company);
                                                                   President and Chief Financial Officer,       and Director of New
                                                                   Pedestal Inc. (internet-based mortgage       York Mortgage Trust
                                                                   trading company) (2000 - 2002)               (publicly traded
                                                                                                                mortgage REIT)

------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)     Trustee           Trustee since 1997.        President, Bush International                Director of Brady
3509 Woodbine Street,                   Serves until a             (international financial advisory firm)      Corporation
Chevy Chase, MD 20815                   successor trustee                                                       (industrial
                                        is elected or earlier                                                   identification and
                                        retirement or removal.                                                  specialty coated
                                                                                                                material products
                                                                                                                manufacturer);
                                                                                                                Director of Briggs &
                                                                                                                Stratton Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of Mortgage
                                                                                                                Guaranty Insurance
                                                                                                                Corporation; and
                                                                                                                Director of UAL
                                                                                                                Corporation (airline
                                                                                                                holding company)

------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham  Trustee           Trustee since 1990.        Founding Director, The Winthrop Group, Inc.  None
(59)                                                               (consulting firm); and Desautels Faculty of
1001 Sherbrooke                         Serves until a             Management, McGill University
Street West,                            successor trustee
Montreal, Quebec,                       is elected or earlier
Canada H3A1G5                           retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                      Positions Held    Length of Service and                                                   Other Directorships
Name, Age and Address With the Fund     Term of Office             Principal Occupation During Past Five Years  Held by this Trustee
Thomas J. Perna (56)  Trustee           Trustee since 2006.        Private investor (2004 - present); and       Director of
89 Robbins Avenue,                      Serves until a             Senior Executive Vice President, The Bank    Quadriserv Inc.
Berkeley Heights,                       successor trustee          of New York (financial and securities        (technology products
NJ 07922                                is elected or earlier      services) (1986 - 2004)                      for securities
                                        retirement or removal.                                                  lending industry)

------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret   Trustee           Trustee since 1982.        President and Chief Executive Officer,       Director of New
(58)                                    Serves until a             Newbury, Piret & Company, Inc. (investment   America High Income
200 State Street,                       successor trustee          banking firm)                                Fund, Inc.
12th Floor,                             is elected or earlier                                                   (closed-end
Boston, MA 021098                       retirement or removal.                                                  investment company)

------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)    Trustee           Trustee since 1985.        President, John Winthrop & Co., Inc.         None
One North                               Serves until a             (private investment firm)
Adgers Wharf,                           successor trustee
Charleston, SC 29401                    is elected or earlier
                                        retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                      Positions Held    Length of Service and                                                   Other Directorships
Name and Age          With the Fund     Term of Office             Principal Occupation During Past Five Years  Held by this Officer
Osbert M. Hood        Executive Vice    Since 2003. Serves         President and Chief Executive Officer,       Trustee of certain
(54) +                President         at the discretion of       PIM-USA since May 2003 (Director since       Pioneer Funds
                                        the Board                  January 2001; Executive Vice President and
                                                                   Chief Operating Officer from November 2000
                                                                   - May 2003); Director of PGAM since June
                                                                   2003; President and Director of Pioneer
                                                                   since May 2003; President and Director of
                                                                   Pioneer Institutional Asset Management,
                                                                   Inc. since February 2006; Chairman and
                                                                   Director of Pioneer Investment Management
                                                                   Shareholder Services, Inc. ("PIMSS") since
                                                                   May 2003; Director of PFD since May 2006;
                                                                   Director of Oak Ridge Investments, LLC (a
                                                                   registered investment adviser in which PIM
                                                                   USA owns a minority interest) since January
                                                                   2005; Director of Vanderbilt Capital
                                                                   Advisors, LLC (an institutional investment
                                                                   adviser wholly-owned by PIM USA) since June
                                                                   2006; and Executive Vice President of all
                                                                   of the Pioneer Funds since June 2003

+ Mr. Hood resigned as EVP effective January 9, 2007.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa   Secretary         Since 2000. Serves         Secretary of PIM-USA; Senior Vice President  None
(58)                                    at the discretion of       - Legal of Pioneer; Secretary/Clerk of most
                                        the Board                  of PIM-USA's subsidiaries; and Secretary of
                                                                   all of the Pioneer Funds since September
                                                                   2003 (Assistant Secretary from November
                                                                   2000 to September 2003)

------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley Assistant         Since 2003. Serves         Vice President and Senior Counsel of         None
(42)                  Secretary         at the discretion of       Pioneer since July 2002; Vice President and
                                        the Board                  Senior Counsel of BISYS Fund Services, Inc.
                                                                   (April 2001 to June 2002); Senior Vice
                                                                   President and Deputy General Counsel of
                                                                   Funds Distributor, Inc. (July 2000 to April
                                                                   2001); and Assistant Secretary of all of
                                                                   the Pioneer Funds since September 2003

------------------------------------------------------------------------------------------------------------------------------------

Pioneer Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                      Positions Held    Length of Service and                                                   Other Directorships
Name and Age          With the Fund     Term of Office             Principal Occupation During Past Five Years  Held by this Officer
Christopher P. Harvey Assistant         Since 2006. Serves         Partner, Wilmer Cutler Pickering Hale and    None
(45)                  Secretary         at the discretion of       Dorr LLP; and Assistant Secretary of all of
                                        the Board                  the Pioneer Funds since July 2006.

------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)     Treasurer         Since 2000. Serves         Vice President - Fund Accounting,            None
                                        at the discretion of       Administration and Controllership Services
                                        the Board                  of Pioneer; and Treasurer of all of the
                                                                   Pioneer Funds

------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)  Assistant         Since 2004. Serves         Deputy Treasurer of Pioneer since 2004;      None
                      Treasurer         at the discretion of       Treasurer and Senior Vice President, CDC
                                        the Board                  IXIS Asset Management Services from 2002 to
                                                                   2003; Assistant Treasurer and Vice
                                                                   President, MFS Investment Management from
                                                                   1997 to 2002; and Assistant Treasurer of
                                                                   all of the Pioneer Funds since November
                                                                   2004

------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41) Assistant         Since 2000. Serves         Assistant Vice President-Fund Accounting,    None
                      Treasurer         at the discretion of       Administration and Controllership Services
                                        the Board                  of Pioneer; and Assistant Treasurer of all
                                                                   of the Pioneer Funds

------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (48)    Assistant         Since 2002. Serves         Fund Accounting Manager - Fund Accounting,   None
                      Treasurer         at the discretion of       Administration and Controllership Services
                                        the Board                  of Pioneer; and Assistant Treasurer of all
                                                                   of the Pioneer Funds since May 2002

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Pioneer Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                      Positions Held    Length of Service and                                                   Other Directorships
Name and Age          With the Fund     Term of Office             Principal Occupation During Past Five Years  Held by this Officer
Katherine Kim         Assistant         Since 2003. Serves         Fund Administration Manager - Fund           None
Sullivan (33)         Treasurer         at the discretion of       Accounting, Administration and
                                        the Board                  Controllership Services since June 2003;
                                                                   Assistant Vice President - Mutual Fund
                                                                   Operations of State Street Corporation from
                                                                   June 2002 to June 2003 (formerly Deutsche
                                                                   Bank Asset Management); Pioneer Fund
                                                                   Accounting, Administration and
                                                                   Controllership Services (Fund Accounting
                                                                   Manager from August 1999 to May 2002); and
                                                                   Assistant Treasurer of all the Pioneer
                                                                   Funds since September 2003

------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen    Chief Compliance  Since 2006. Serves         Chief Compliance Officer of Pioneer and all  None
(45)                  Officer           at the discretion of       of the Pioneer Funds since March 2006; Vice
                                        the Board                  President and Senior Counsel of Pioneer
                                                                   since September 2004; and Senior Vice
                                                                   President and Counsel, State Street
                                                                   Research & Management Company (February
                                                                   1998 to September 2004)

------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $33,915 in 2006 and $42,895 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2006 and 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,515 in 2006 and $6,800 in 2005.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.